EQUITY-BASED COMPENSATION - Equity-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 49,673	$ 3,342	$ 1,882
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	4,541	293	455
Technology and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	1,340	445	449
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	5,185	1,055	723
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 38,607	$ 1,549	$ 255